SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details) - Globis Acquisition Corp [Member]	4 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	0.00%	0.00%
Business combination expense	0.00%	(1.00%)
Change in valuation allowance	(21.00%)	(21.00%)
Income tax provision	0.00%	0.00%